SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Dec. 31, 2012	Feb. 28, 2011	Nov. 27, 2007	Jul. 18, 2011
Jiang Men Hang Meiji Cattle Farm Development Co Limited [Member]
Summary Of Significant Accounting Policies [Line Items]
Entity Incorporation, State Country Name	PRC
Hunan Shenghua Power Agriculture Co Limited [Member]
Summary Of Significant Accounting Policies [Line Items]
Entity Incorporation, State Country Name	PRC	P.R.C.	PRC
Equity Method Investment, Description of Principal Activities	Manufacturing of organic fertilizer,livestock feed, and beef cattle and sheep cultivation, and plantation of crops and pastures	Manufacturing of organic fertilizer, livestock feed, and beef cattle and sheep cultivation, and plantation of crops and pastures	Manufacturing of organic fertilizer, livestock feed, and beef cattle and sheep cultivation, and plantation of crops and pastures
Hunan Shenghua Power Agriculture Co Limited [Member] | Direct Ownership [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	26.00%	26.00%
Hunan Shenghua Power Agriculture Co Limited [Member] | Indirect Ownership [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	50.00%	50.00%	76.00%
Jiang Men City Power Fishery Development Co Limited [Member]
Summary Of Significant Accounting Policies [Line Items]
Entity Incorporation, State Country Name	PRC	P.R.C.	PRC
Equity Method Investment, Description of Principal Activities	Fish cultivation	Fish cultivation	Fish cultivation
Jiang Men City Power Fishery Development Co Limited [Member] | Indirect Ownership [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	75.00%	75.00%	75.00%
Jiang Men City Hang Mei Cattle Farm Development Co Limited [Member]
Summary Of Significant Accounting Policies [Line Items]
Entity Incorporation, State Country Name	PRC	P.R.C.	PRC
Equity Method Investment, Description of Principal Activities	Beef cattle cultivation	Beef cattle cultivation	Beef cattle cultivation
Jiang Men City Hang Mei Cattle Farm Development Co Limited [Member] | Indirect Ownership [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	75.00%	75.00%	75.00%
Capital Award Inc [Member]
Summary Of Significant Accounting Policies [Line Items]
Entity Incorporation, State Country Name	Belize	Belize	Belize
Equity Method Investment, Ownership Percentage			100.00%
Equity Method Investment, Description of Principal Activities	Fishery development and holder of A-Power Technology master license.	Fishery development and holder of A-Power Technology master license.	Fishery development and holder of A-Power Technology master license.
Capital Award Inc [Member] | Direct Ownership [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	100.00%	100.00%
Capital Award Inc [Member] | Indirect Ownership [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	100.00%
Capital Stage Inc [Member]
Summary Of Significant Accounting Policies [Line Items]
Entity Incorporation, State Country Name	Belize	Belize	Belize
Equity Method Investment, Description of Principal Activities	Dormant	Dormant	Dormant
Capital Stage Inc [Member] | Indirect Ownership [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	100.00%	100.00%	100.00%
Capital Hero Inc [Member]
Summary Of Significant Accounting Policies [Line Items]
Entity Incorporation, State Country Name	Belize	Belize	Belize
Equity Method Investment, Description of Principal Activities	Dormant	Dormant	Dormant
Capital Hero Inc [Member] | Indirect Ownership [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	100.00%	100.00%	100.00%
Tri Way Industries Limited [Member]
Summary Of Significant Accounting Policies [Line Items]
Entity Incorporation, State Country Name	Hong Kong, P.R.C.	Hong Kong, PRC	Hong Kong, PRC
Equity Method Investment, Ownership Percentage	100.00%			25.00%
Equity Method Investment, Description of Principal Activities	Investment holding, holder of enzyme technology master license for manufacturing of livestock feed and bio-organic fertilizer and has not commenced its planned business of fish farm operations.	Investment holding, holder of enzyme technology master license for manufacturing of livestock feed and bio-organic fertilizer and has not commenced its planned business of fish farm operations.	Investment holding, holder of enzyme technology master license for manufacturing of livestock feed and bio-organic fertilizer and has not commenced its planned business of fish farm operations.
Tri Way Industries Limited [Member] | Direct Ownership [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	100.00%	100.00%	100.00%
Jiang Men City Heng Sheng Tai Agriculture Development Co. Ltd [Member]
Summary Of Significant Accounting Policies [Line Items]
Entity Incorporation, State Country Name	PRC	P.R.C.	PRC
Equity Method Investment, Ownership Percentage			75.00%
Equity Method Investment, Description of Principal Activities	Hylocereus Undatus Plantation ("HU Plantation").	Hylocereus Undatus Plantation ("HU Plantation").	Hylocereus Undatus Plantation ("HU Plantation").
Jiang Men City Heng Sheng Tai Agriculture Development Co. Ltd [Member] | Direct Ownership [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	75.00%
Jiang Men City Heng Sheng Tai Agriculture Development Co. Ltd [Member] | Indirect Ownership [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	75.00%	75.00%
Power Agro Agriculture Development Limited [Member]
Summary Of Significant Accounting Policies [Line Items]
Entity Incorporation, State Country Name	Macau, PRC	Macau, P.R.C.	Macau, PRC
Equity Method Investment, Ownership Percentage	100.00%
Equity Method Investment, Description of Principal Activities	Investment holding	Investment holding	Investment holding
Power Agro Agriculture Development Limited [Member] | Direct Ownership [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	100.00%	100.00%	100.00%
Macau Meiji Limited [Member]
Summary Of Significant Accounting Policies [Line Items]
Entity Incorporation, State Country Name	Macau, PRC	Macau, P.R.C.	Macau, PRC
Equity Method Investment, Ownership Percentage	100.00%				75.00%
Equity Method Investment, Description of Principal Activities	Investment holding, cattle farm development, beef cattle and beef trading	Investment holding, cattle farm development, beef cattle and beef trading	Investment holding, cattle farm development, beef cattle and beef trading
Macau Meiji Limited [Member] | Direct Ownership [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	100.00%	100.00%	100.00%
Qinghai Sanjiang A Power Agriculture Co. Ltd [Member]
Summary Of Significant Accounting Policies [Line Items]
Entity Incorporation, State Country Name	PRC	P.R.C.	PRC
Equity Method Investment, Ownership Percentage		100.00%				50.00%
Equity Method Investment, Description of Principal Activities	Manufacturing of organic fertilizer, livestock feed, and beef cattle and plantation of crops and pastures	Manufacturing of organic fertilizer, livestock feed, and beef cattle and plantation of crops and pastures
Variable Interest Entity, Qualitative or Quantitative Information, Activities of VIE			Manufacturing of organic fertilizer,livestock feed, and beef cattle and plantation of crops and pastures
Qinghai Sanjiang A Power Agriculture Co. Ltd [Member] | Indirect Ownership [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	45.00%	45.00%	45.00%
Sino Agro Food Sweden [Member]
Summary Of Significant Accounting Policies [Line Items]
Entity Incorporation, State Country Name	Sweden	Sweden	Sweden
Equity Method Investment, Description of Principal Activities	Dormant	Dormant	Dormant
Sino Agro Food Sweden [Member] | Direct Ownership [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	100.00%	100.00%	0.00%
Qinghai Zhong He Meat Products Co Limited [Member]
Summary Of Significant Accounting Policies [Line Items]
Entity Incorporation, State Country Name	P.R.C.	P.R.C.
Equity Method Investment, Description of Principal Activities	Slaughter of cattle	Slaughter of cattle
Qinghai Zhong He Meat Products Co Limited [Member] | Indirect Ownership [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	100.00%	100.00%